Debt and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt and Notes Payable

7. DEBT AND NOTES PAYABLE

Debt and notes payable are summarized as follows:

	September 30, 2019	December 31, 2018

Notes Payable (a)	$6,000,000	$6,000,000
Notes Payable Paragon Bank (b)	166,068	319,983
Note Payable (c)	-	75,000
Receivables financing facilities (d)	106,671	124,205
Notes Payable (e)	33,730	144,004
Notes Payable (f)	45,125	-
Contractor note - LBB Green Lake (g)	330,771	-
Bank overdraft facilities and debt facilities, South Africa*	-	76,909
Total debt	6,682,365	6,740,101
Current portion of long-term debt	6,682,365	3,740,101
Long-term debt, less current portion	$-	$3,000,000

*Amounts are included in liabilities held for sale as of September 30, 2019.

For the nine months ended September 30, 2019 and 2018, amortization of debt discount was $0 and $880,044, respectively.

(a) On May 4, 2017, pursuant to a Securities Purchase Agreement, the Company issued 8% non-convertible secured debentures in the principal amount of $6,000,000 and warrants to purchase 1,200,000 shares of common stock (as adjusted for the Company’s subsequent one-for-ten reverse stock split) to accredited investors. The debentures bear interest at a rate of 8% per annum, payable in cash quarterly in arrears. The debentures were originally scheduled to mature on December 31, 2018 and contain customary financial and other covenants, including a requirement to maintain positive annual earnings before interest, taxes, depreciation and amortization. The debentures are secured by a second priority security interest on the Company’s assets and the obligation is guaranteed by the Company’s subsidiaries. The debentures contain a mandatory redemption provision that is triggered by an asset sale. Sale of greater than 33% of the Company’s assets will also trigger an event of default. Upon any event of default, in addition to other customary remedies, the holders have the right, at their sole option, to purchase Little Big Burger from the Company, for an aggregate purchase price of $6,500,000. The warrants have an exercise price of $3.50 (as adjusted for the reverse stock split) and a ten-year term. Warrants to purchase 800,000 shares include a beneficial ownership limit upon exercise of 4.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon exercise of the warrant; warrants to purchase the remaining 400,000 shares were amended to increase the beneficial ownership limit upon exercise to 19.99%. The shares of common stock underlying the warrants have registration rights, and, if the warrant shares were not registered, the holders would have the right to cashless exercise. The registration statement underlying the warrants was declared effective on October 30, 2017.

In conjunction with the financing described above, the Company entered into a Satisfaction, Settlement and Release Agreement with Florida Mezzanine Fund LLLP, a Florida limited liability partnership (“Florida Mezz”), pursuant to which Florida Mezz agreed to release the Company from all claims and outstanding obligations pursuant to that certain Assumption Agreement dated September 30, 2014, as amended October 15, 2014 and October 22, 2016, and that certain Agreement dated May 23, 2016, as amended January 30, 2017, in exchange for payment of $5,000,000.

The $6 million loan was accounted for as a new borrowing with consideration allocated between the loan and the warrants based upon the relative fair value of the loan and the warrants. The Company valued the warrants associated with the new debt obligation using the Black-Sholes model, which resulted in the allocation of $1.7 million to additional paid in capital with a corresponding offset to debt discount. In addition, there were $0.3 million in debt origination costs that are also accounted for as an offset to outstanding debt. The resulting debt discount of $2.0 million was amortized to interest expense over the 20-month term of the notes (amount was fully amortized at December 31, 2018).

The Company entered into an amendment to the 8% non-convertible secured debentures in December 2018. The maturity date was extended to March 31, 2020; provided however, if 50% of the principal balance of the debentures is not paid on or prior to December 31, 2019, the holders of the debentures in the aggregate principal amount greater than $3 million, acting together, may demand full and immediate payment to the Company upon 15 days’ written notice. In addition, each holder received new warrants to purchase 1,200,000 shares of common stock. The warrants have an exercise price of $2.25. This amendment was accounted for as a debt modification and the relative fair value of the warrants, determined using the Black-Scholes model, of $1.5 million was recorded as additional paid-in-capital at December 31, 2018. In connection with the debt modification, $1.5 million of accrued default interest on the 8% non-convertible secured debentures was written off as of December 31, 2018.

(b) The Company has one outstanding term loan with Paragon Bank, which is collateralized by all assets of the Company and personally guaranteed by our Chief Executive Officer. The interest rate on the loan is 6.5% and it matures on August 10, 2021.

(c) The Company had a promissory note payable on demand in the amount of $75,000 with 800 shares of restricted company common stock to be paid to the lender each month while the note is outstanding. Effective June 28, 2019, the noteholder converted the outstanding note into subscription rights as part of the Company’s rights offering which expired on June 28, 2019 and closed on July 2, 2019. See additional discussion on the rights offering in Note 10.

(d) During February 2017, in consideration for proceeds of $330,000, the Company agreed to make payments of $1,965 per day for 210 days. As of October 2017, the daily payment amount was modified to $1,200 per day and the term was extended to February 2018, with total remittance over the life of the loan unchanged. During October 2018, in consideration for proceeds of $100,000, the Company agreed to make payments of $585 per day for 220 days. During January 2019, in consideration for proceeds of $194,800, the Company agreed to make payments of $585 per day on two separate agreements for 220 days. Lastly, during May 2019, in consideration for proceeds of $99,480, the Company agreed to make payments of $585 per day for 220 days. The Company granted a security interest in the credit card receivables of the specified restaurants in connection with each of the Receivables Financing Agreements. Total outstanding on these advances is $106,671 at September 30, 2019.

(e) In connection with the assets acquired from the two BGR franchisees, the Company entered into notes payable of $9,600 and $187,000 during 2018. The notes bear interest at 4% and are due within 12 months of each acquisition date. Principal and interest payments are due monthly. The total outstanding on these two notes is $33,730 at September 30, 2019.

(f) During September 2019, the Company entered into two merchant capital advances in the amount of $46,000. The Company agreed to repay these advances through daily payments until those amounts are repaid with the specified interest rate per those agreements.

(g) During August 2019, the Company entered into a promissory note to repay the contractor for the build-out of the new Little Big Burger – Green Lake store location. The terms of the promissory note are monthly payments of $100,000 until the note is paid in full with a stated interest rate of 12% per year.

The Company’s various loan agreements contain financial and non-financial covenants and provisions providing for cross-default. The evaluation of compliance with these provisions is subject to interpretation and the exercise of judgment.

As of September 30, 2019, management concluded that no conditions exist that represent events of technical default under the 8% non-convertible secured debentures. In accordance with the December 2018 amendment, the holders of the 8% non-convertible secured debentures must notify the Company if there is an event of default for the default provisions to be triggered. Conditions may exist whereby the Company has failed a covenant, but the default provisions have not yet been triggered as the Company has not received notice from the noteholders.

7. DEBT AND NOTES PAYABLE

Debt and notes payable are summarized as follows:

	December 31, 2018	December 31, 2017

Notes Payable, net of discount of $1,173,190 at December 31, 2017 (a)	$6,000,000	$4,826,610
Notes Payable Paragon Bank (b)	319,983	572,276
Note Payable (c)	75,000	75,000
Receivables financing facilities (d)	124,205	76,109
Notes Payable (e)	144,004	-
Bank overdraft facilities, South Africa, annual renewal	76,909	164,619
Equipment financing arrangements, South Africa	-	27,297

Total debt	6,740,101	5,741,911
Current portion of long-term debt	3,740,101	5,741,911
Long-term debt, less current portion	$3,000,000	$-

For the year ended December 31, 2018 and 2017, amortization of debt discount was $1,173,190 and $782,260, respectively.

(a) On May 4, 2017, pursuant to a Securities Purchase Agreement, the Company issued 8% non-convertible secured debentures in the principal amount of $6,000,000 and warrants to purchase 1,200,000 shares of common stock (as adjusted for the Company’s subsequent one-for-ten reverse stock split) to accredited investors. The debentures bear interest at a rate of 8% per annum, payable in cash quarterly in arrears. The debentures mature on December 31, 2018 and contain customary financial and other covenants, including a requirement to maintain positive annual earnings before interest, taxes, depreciation and amortization. The debentures are secured by a second priority security interest on the Company’s assets and the obligation is guaranteed by the Company’s subsidiaries. The debentures contain a mandatory redemption provision that is triggered by an asset sale. Sale of greater than 33% of the Company’s assets will also trigger an event of default. Upon any event of default, in addition to other customary remedies, the holders have the right, at their sole option, to purchase Little Big Burger from the Company, for an aggregate purchase price of $6,500,000. The warrants have an exercise price of $3.50 (as adjusted for the reverse stock split) and a ten-year term. Warrants to purchase 800,000 shares include a beneficial ownership limit upon exercise of 4.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon exercise of the warrant; warrants to purchase the remaining 400,000 shares were amended to increase the beneficial ownership limit upon exercise to 19.99%. The shares of common stock underlying the warrants have registration rights, and, if the warrant shares were not registered, the holders would have the right to cashless exercise. The registration statement underlying the warrants was declared effective on October 30, 2017.

In conjunction with the financing described above, the Company entered into a Satisfaction, Settlement and Release Agreement with Florida Mezzanine Fund LLLP, a Florida limited liability partnership (“Florida Mezz”), pursuant to which Florida Mezz agreed to release the Company from all claims and outstanding obligations pursuant to that certain Assumption Agreement dated September 30, 2014, as amended October 15, 2014 and October 22, 2016, and that certain Agreement dated May 23, 2016, as amended January 30, 2017, in exchange for payment of $5,000,000.

Five million dollars of the net proceeds from the offering were remitted to Florida Mezz, $500,000 was reserved to fund the opening of new stores, and the balance of $206,746, after transaction expenses, was used for working capital and general corporate purposes. As of December 31, 2018, $335 of the proceeds reserved to fund the opening of new stores remains unexpended and has been presented as restricted cash in the accompanying 2018 consolidated balance sheet.

As a result of the issuance of the debentures and the settlement of the Florida Mezz obligations subsequent to March 31, 2016, the $5 million notes payable are no longer outstanding, the Company’s share repurchase obligation from Florida Mezz has been terminated and Florida Mezz waived unpaid interest and penalties previously recorded in the Company’s consolidated financial statements which resulted in the Company recognizing a gain of $267,512. As a result, the shares subject to repurchase have been reclassified from temporary equity to permanent capital and the amounts accrued for interest and penalties reversed effective as of May 14, 2017.

The $6 million loan was accounted for as a new borrowing with consideration allocated between the loan and the warrants based upon the relative fair value of the loan and the warrants. The Company valued the warrants associated with the new debt obligation using the Black-Sholes model, which resulted in the allocation of $1.7 million to additional paid in capital with a corresponding offset to debt discount. In addition, there were $0.3 million in debt origination costs that are also accounted for as an offset to outstanding debt. The resulting debt discount of $2.0 million was amortized to interest expense over the 20-month term of the notes (amount was fully amortized at December 31, 2018).

The Company entered into an amendment to the 8% non-convertible secured debentures in December 2018. The maturity date was extended to March 31, 2020; provided however, if 50% of the principal balance of the debentures is not paid on or prior to December 31, 2019, the holders of the debentures in the aggregate principal amount greater than $3 million, acting together, may demand full and immediate payment to the Company upon 15 days’ written notice. In addition, each holder received new warrants to purchase 1,200,000 shares of common stock. The warrants have an exercise price of $2.25 and are not exercisable for a period of six months. This amendment was accounted for as a debt modification and the fair value of the warrants, determined using the Black-Scholes model, of $1.5 million was recorded as additional paid-in-capital at December 31, 2018. In connection with the debt modification, $1.5 million of accrued default interest on the 8% non-convertible secured debentures was written off.

(b) The Company has two outstanding term loans with Paragon Bank, all of which are collateralized by all assets of the Company and personally guaranteed by our Chief Executive Officer. The outstanding balance, interest rate and maturity date of each loan is as follows:

	Maturity date	Interest rate	Principal balance
Note 1	5/10/2019	5.25%	$68,451
Note 2	8/10/2021	6.50%	251,532
			$319,983

(c) The Company has a promissory note payable on demand in the amount of $75,000 with 800 shares of restricted company common stock to be paid to the lender each month while the note is outstanding.

(d) During February 2017, in consideration for proceeds of $330,000, the Company agreed to make payments of $1,965 per day for 210 days. As of October 2017, the daily payment amount was modified to $1,200 per day and the term was extended to February 2018, with total remittance over the life of the loan unchanged. During March 2017 in consideration for proceeds of $150,000, the Company agreed to make payments of $856 per day for 240 days. Lastly, during October 2018, in consideration for proceeds of $100,000, the Company agreed to make payments of $585 per day for 220 days. The Company granted a security interest in the credit card receivables of the specified restaurants in connection with the Receivables Financing Agreements. Total outstanding on these advances is $124,205 at December 31, 2018

(e) In connection with the assets acquired from the two BGR franchisees, the Company entered into notes payable of $9,600 and $187,000 during 2018. The notes bear interest at 4% and are due within 12 months of each acquisition date. Principal and interest payments are due monthly. The total outstanding on these two notes is $144,004 at December 31, 2018.

The Company’s various loan agreements contain financial and non-financial covenants and provisions providing for cross-default. The evaluation of compliance with these provisions is subject to interpretation and the exercise of judgment.

As of December 31, 2018, management concluded that no conditions exist that represent events of technical default under the 8% non-convertible secured debentures. The default interest that had been accrued previously was written off against the fair value of the warrants that were issued in the December 2018 amendment to the 8% non-convertible secured debentures. In accordance with the December 2018 amendment, the holders of the 8% non-convertible secured debentures must notify the Company if there is an event of default for the default provisions to be triggered. Conditions may exist whereby the Company has failed a covenant, but the default provisions have not yet been triggered as the Company has not received notice from the noteholders.

As of December 31, 2017, management concluded that conditions existed that represented events of technical default under one or more of its note or convertible note obligations. Management quantified the potential penalties and default interest that could be assessed in the event the loans were deemed by its lenders to be in default. Accordingly, the Company recorded a liability for potential maximum default interest and penalties of $881,000 as accrued interest in the accompanying consolidated financial statements of December 31, 2017.